Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document And Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Trading Symbol	SSW
Entity Registrant Name	Seaspan CORP
Entity Central Index Key	0001332639
Current Fiscal Year End Date	--12-31